Allowances for Credit Losses - Summary of Changes in the Allowances for Loan Losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Provision (reversal) for credit losses		₩ 1,323	₩ (689)	₩ 29,183
Uncollected written-off loans (legal prescription active)		11,292,023	11,468,928
Recovery activities continuing
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Write-offs		2,270,706	1,984,218
Loans measured at amortized cost | Retail | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		607,351	584,650
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		159,823	130,047
Transfer to lifetime expected credit losses		(134,669)	(117,019)
Impairment		(13,672)	(11,838)
Write-offs		0	0
Sales		(1,219)	(4,177)
Provision (reversal) for credit losses	[1],[2]	(24,749)	23,910
Others (exchange differences, etc.)		(13,538)	1,778
Ending		579,327	607,351	584,650
Loans measured at amortized cost | Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		331,435	283,382
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(151,174)	(122,955)
Transfer to lifetime expected credit losses		163,519	237,066
Impairment		(75,950)	(166,139)
Write-offs		(1)	0
Sales		(1,254)	(1,668)
Provision (reversal) for credit losses	[1],[2]	6,356	101,072
Others (exchange differences, etc.)		(457)	677
Ending		272,474	331,435	283,382
Loans measured at amortized cost | Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		649,031	501,049
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(8,649)	(7,092)
Transfer to lifetime expected credit losses		(28,850)	(120,047)
Impairment		89,622	177,977
Write-offs		(886,368)	(684,223)
Sales		(62,265)	(56,116)
Provision (reversal) for credit losses	[1],[2]	920,421	824,942
Others (exchange differences, etc.)		(24,489)	12,541
Ending		648,453	649,031	501,049
Loans measured at amortized cost | Corporate | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		913,140	939,640
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		221,777	365,392
Transfer to lifetime expected credit losses		(248,185)	(273,328)
Impairment		(8,477)	(54,667)
Write-offs		0	0
Sales		(37)	0
Provision (reversal) for credit losses	[1],[2]	64,363	(56,320)
Others (exchange differences, etc.)		(7,294)	(7,577)
Ending		935,287	913,140	939,640
Loans measured at amortized cost | Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		923,564	935,715
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(217,285)	(306,167)
Transfer to lifetime expected credit losses		305,680	340,311
Impairment		(194,671)	(191,344)
Write-offs		(13)	(2)
Sales		(798)	(499)
Provision (reversal) for credit losses	[1],[2]	93,234	123,219
Others (exchange differences, etc.)		(2,004)	22,331
Ending		907,707	923,564	935,715
Loans measured at amortized cost | Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		1,332,119	1,282,544
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(4,492)	(59,225)
Transfer to lifetime expected credit losses		(57,495)	(66,983)
Impairment		203,148	246,011
Write-offs		(776,283)	(593,492)
Sales		(173,263)	(102,759)
Provision (reversal) for credit losses	[1],[2]	910,344	585,169
Others (exchange differences, etc.)		(87,034)	40,854
Ending		1,347,044	1,332,119	1,282,544
Loans measured at amortized cost | Credit card | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		240,434	206,525
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		34,654	55,076
Transfer to lifetime expected credit losses		(50,226)	(27,518)
Impairment		(2,702)	(3,753)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	(36,615)	10,142
Others (exchange differences, etc.)		(72)	(38)
Ending		185,473	240,434	206,525
Loans measured at amortized cost | Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		372,640	328,152
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(34,519)	(53,048)
Transfer to lifetime expected credit losses		50,683	34,364
Impairment		(6,678)	(23,914)
Write-offs		0	0
Sales		(7,596)	0
Provision (reversal) for credit losses	[1],[2]	(4,887)	87,067
Others (exchange differences, etc.)		(67)	19
Ending		369,576	372,640	328,152
Loans measured at amortized cost | Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		263,666	401,148
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(135)	(2,028)
Transfer to lifetime expected credit losses		(457)	(6,846)
Impairment		9,380	27,667
Write-offs		(646,045)	(706,501)
Sales		(168,436)	(136,344)
Provision (reversal) for credit losses	[1],[2]	733,095	715,149
Others (exchange differences, etc.)		(30,213)	(28,579)
Ending		₩ 160,855	₩ 263,666	₩ 401,148

[1]	Includes ￦ 317,140 million and ￦ 385,145 million of collections from written-off loans for the years ended December 31, 2024 and 2025, respectively.
[2]	Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).